UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05347
                                                     ---------

                           The Treasurer's Fund, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                               Rye, NY 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                               Rye, NY 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                    Date of fiscal year end: October 31, 2004
                                             ----------------

                     Date of reporting period: July 31, 2004
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -
SCHEDULE OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      CREDIT
        PRINCIPAL                                                                                     RATINGS            MARKET
          AMOUNT                                                                                    (UNAUDITED)*         VALUE **
        ---------                                                                                   ----------          --------
                  COMMERCIAL PAPER - 13.2%
   $20,000,000    Clipper Receivables Corp., 1.310%, 08/09/04                                        P1/A1+/F1+      $19,994,178
    20,000,000    Lockhart Funding, LCC, 1.340%, 08/03/04                                            P1/A1+/F1+       19,998,511
    10,911,000    Preferred Receivables Funding, 1.310%, 08/11/04                                    P1/A1+/F1+       10,907,029
     1,000,000    Preferred Receivables Funding, 1.400%, 09/13/04                                    P1/A1/F1+           998,328
                                                                                                                    ------------
                  TOTAL COMMERCIAL PAPER                                                                              51,898,046
                                                                                                                    ------------
                  ADJUSTABLE RATE SECURITIES - 29.4%
    20,000,000    Chicago Metropolitan Water Reclamation District General Obligation
                    Unlimited Revenue Bond, Series 2002A, 1.060%, 08/04/04, SPA - Bank of
                    America NA, Lloyds TSB Bank, 12/01/31+                                         VMIG1/A1+/F1+      20,000,000
    11,400,000    Florida State Housing Finance Corp. Revenue Bond, Series 2002A, 1.340%,
                    08/05/04, AMBAC Insured, SPA - Dexia Credit Local, 01/01/47+                   VMIG1/A1+/F1+      11,400,000
     9,600,000    Greensboro, North Carolina, Certificate of Participation, Series 1999B,
                    1.470%, 08/04/04, 12/01/15+                                                       VMIG1/NR         9,600,000
     5,200,000    Greensboro, North Carolina, Housing and Redevelopment General Obligation
                    Unlimited Revenue Bond, 1.470%, 08/04/04, SPA - Bank of America NA,
                    04/01/22+                                                                        VMIG1/A1+         5,200,000
     3,395,000    Greensboro, North Carolina, Public Improvement General Obligation Unlimited
                    Revenue Bond, Series 1994C, 1.470%, 08/04/04, SPA - Wachovia Bank of
                    North Carolina, 04/01/14+                                                         VMIG1/A1         3,395,000
     7,230,000    Mississippi State Business Finance Corp. Industrial Development Revenue
                    Bond, Lextron-Visteon Leasing Project, 1.430%, 08/04/04, Letter of Credit
                    - Fifth Third Bank, 12/01/27+                                                      NR/A1+          7,230,000
    15,000,000    Mississippi State General Obligation Unlimited Revenue Bond, Nissan North
                    America Inc. Project, Series 2003A, 1.340%, 08/04/04, SPA - Bank of
                    America NA, 11/01/28+                                                          VMIG1/A1+/F1+      15,000,000
       800,000    New Jersey State Economic Development Authority Revenue Bond, Economic
                    Growth, Series 1994E-2, 1.620%, 08/05/04, Letter of Credit - LaSalle
                    National Bank, 08/01/14+                                                           NR/A1+            800,000
     2,200,000    New Jersey State Economic Development Authority Revenue Bond, MSNBC / CNBC,
                    Series 1997A, 1.349%, 08/02/04, 10/01/21+                                          P1/A1+
    17,900,000    New Jersey State Economic Development Authority Revenue Bond, MSNBC / CNBC,                          2,200,000
                    Series 1997B, 1.349%, 08/02/04, Letter of Credit - Chase Manhattan Bank,
                    10/01/21+                                                                          P1/A1+         17,900,000
    14,600,000    North Carolina State General Obligation Unlimited Revenue Bond, Series
                    2002C, 1.050%, 08/04/04, SPA - Bayerische Landesbank, 06/01/19+                VMIG1/A1+/F1+      14,600,000
     2,800,000    Raleigh, North Carolina, Certificate of Participation, Packaging Facilities
                    Project, Series 2000B, 1.480%, 08/04/04, SPA - Bank of America NA,
                    11/01/20+                                                                         VMIG1/NR         2,800,000
     5,000,000    Wisconsin State Heart Hospital Revenue Bond, 1.380%, 08/04/04, Letter of
                    Credit - Bank One NA, 11/01/23+                                                  VMIG1/A1+         5,000,000
                                                                                                                    ------------
                  TOTAL ADJUSTABLE RATE SECURITIES                                                                   115,125,000
                                                                                                                    ------------

                  U.S. GOVERNMENT AGENCY MORTGAGES - 44.6%
     5,000,000    Federal Farm Credit Bank, 1.980%, 06/01/05                                                           4,996,692
     5,000,000    Federal Home Loan Bank, 2.250%, 08/13/04                                                             5,001,891
     5,000,000    Federal Home Loan Bank, 4.550%, 09/17/04                                                             5,021,476
     8,050,000    Federal Home Loan Bank, 1.300%, 02/04/05                                                             8,050,000
    10,000,000    Federal Home Loan Bank, 1.300%, 02/23/05                                                            10,000,000
     8,525,000    Federal Home Loan Bank, 1.125%, 02/23/05                                                             8,520,414
    10,000,000    Federal Home Loan Bank, 1.435%, 09/15/04, 03/15/05+                                                 10,000,000
     5,000,000    Federal Home Loan Bank, 1.400%, 04/01/05                                                             5,000,000
     7,000,000    Federal Home Loan Bank, 1.310%, 04/01/05                                                             6,991,068
    10,000,000    Federal Home Loan Bank, 1.250%, 04/01/05                                                             9,991,586
    12,500,000    Federal Home Loan Bank, 1.250%, 04/05/05                                                            12,489,368
    15,000,000    Federal Home Loan Bank, 1.300%, 04/27/05                                                            14,996,733
    10,000,000    Federal Home Loan Bank, 1.500%, 05/04/05                                                            10,000,000
     6,000,000    Federal Home Loan Bank, 1.780%, 05/27/05                                                             5,999,633
    10,000,000    Federal Home Loan Bank, 1.360%, 08/26/04, 07/26/05+                                                 10,000,000
     2,750,000    Federal Home Loan Mortgage Corp., 3.875%, 02/15/05                                                   2,788,440
    10,000,000    Federal National Mortgage Assoc., 1.579%, 08/04/04, 08/13/04+                                       10,000,000
     5,000,000    Federal National Mortgage Assoc., 1.375%, 02/18/05                                                   5,000,000
     5,000,000    Federal National Mortgage Assoc., 1.400%, 03/29/05                                                   5,000,000
    20,000,000    Federal National Mortgage Assoc., 1.265%, 08/16/04, 04/15/05+                                       19,998,108

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -
SCHEDULE OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      CREDIT
        PRINCIPAL                                                                                     RATINGS            MARKET
          AMOUNT                                                                                    (UNAUDITED)*         VALUE **
        ---------                                                                                   ----------          --------
                  U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
    $5,000,000     Federal National Mortgage Assoc., 1.650%, 05/16/05                                               $  5,000,000
                                                                                                                    ------------
                  TOTAL U.S. GOVERNMENT AGENCY MORTGAGES                                                             174,845,409
                                                                                                                    ------------

                  REPURCHASE AGREEMENTS - 12.7%
    19,802,977    Bear Stearns & Co. Inc, 1.300%, dated 07/30/04, due 08/02/04, proceeds at maturity,
                    $19,805,123 (a)                                                                                   19,802,977
    30,000,000    UBS Securities LLC, 1.350%, dated 07/30/04, due 08/02/04, proceeds at maturity,
                    $30,003,375 (b)                                                                                   30,000,000
                                                                                                                    ------------
                  TOTAL REPURCHASE AGREEMENTS                                                                         49,802,977
                                                                                                                    ------------

TOTAL INVESTMENTS (Cost $391,671,432)                                                                 99.9%          391,671,432

OTHER ASSETS AND LIABILITIES (NET)                                                                     0.1               218,083
                                                                                                     -----          ------------

NET ASSETS                                                                                           100.0%         $391,889,515
                                                                                                     =====          ============

 -----------------
(a) Collateralized by U.S. Treasury STRIPS, due 02/15/15, market value $17,248,725 and U.S. Treasury STRIPS, due 02/15/18, market value $3,128,666.
(b) Collateralized by Federal Home Loan Bank, 4.125%, due 05/13/05, market value $30,600,000.
+ Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.
** Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      CREDIT
        PRINCIPAL                                                                                     RATINGS            MARKET
          AMOUNT                                                                                    (UNAUDITED)*         VALUE **
        ---------                                                                                   ----------          --------
                  SHORT-TERM MUNICIPAL OBLIGATIONS - 99.8%

                  COLORADO - 0.7%
   $1,400,000     University of Colorado Certificates of Participation, Series 1998A, 1.050%,
                    08/04/04, Letter of Credit - Bayerische Landesbank, 07/01/18+                    VMIG1/A1+      $  1,400,000
                                                                                                                    ------------
                  FLORIDA - 8.0%
    4,200,000     Florida State Housing Finance Agency Revenue Bond, Huntington Multi-Family
                    Housing Project, Series1985GGG, 1.080%, 08/04/04, Letter of Credit -
                    Republic National Bank, 12/01/13+                                                  NR/A1+          4,200,000
    1,000,000     Florida State Housing Financial Corp. Multi-Family Revenue Bond, Hunters
                    Run Apartments, Series 2003G, AMT, 1.110%, 08/05/04, Letter of Credit -
                    Fannie Mae, 06/15/36+                                                             VMIG1/NR         1,000,000
    5,000,000     Jacksonville Health Facilities Authority Commercial Paper Revenue Notes,
                    St. Lukes Hospital Association, Series 2001B, 1.050%, 08/16/04                   VMIG1/A1+
    3,000,000     Sunshine State Governmental Financing Commission Commercial Paper Revenue                            5,000,000
                    Notes, Miami Dade County Program, Series 2001G, AMT, 1.100%, 08/09/04            VMIG1/A1+
    2,000,000     Tampa Bay Water Utility Systems Revenue Bond, Regional Water Supply                                  3,000,000
                    Authority, AMT, 1.130%, 08/05/04, Letter of Credit - Bank of America NA,
                    10/01/31+                                                                      VMIG1/A1+/F1+       2,000,000
                  TOTAL FLORIDA                                                                                     ------------
                                                                                                                      15,200,000
                                                                                                                    ------------
                  GEORGIA - 3.1%
    3,540,000     Burke County Development Authority Pollution Control Revenue Bond,
                    Oglethorpe Power Corp. Project, Series 1993A, 1.080%, 08/04/04, FGIC
                    Insured, SPA - Bayerische Landesbank, 01/01/16+                                VMIG1/A1+/F1+       3,540,000
    1,100,000     DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                    Project, 1.080%, 08/04/04, Letter of Credit - Wachovia Bank of Georgia,
                    06/01/20+                                                                          NR/A1           1,100,000
    1,200,000     Hapeville Development Authority Industrial Development Revenue Bond,
                    Hapeville Hotel Ltd., 1.070%, 08/02/04, Letter of Credit - Bank of
                    America NA, 11/01/15+                                                              P1/NR           1,200,000
                  TOTAL GEORGIA                                                                                     ------------
                                                                                                                       5,840,000
                                                                                                                    ------------
                  ILLINOIS - 13.7%
    4,500,000     Chicago Board of Education General Obligation Unlimited Revenue Bond,
                    Series 2000B, 1.080%, 08/05/04, FSA Insured, SPA - Dexia Public Finance
                    Bank, 03/01/32+                                                                VMIG1/A1+/F1+       4,500,000
    1,700,000     Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                    1.230%, 08/04/04, Letter of Credit - Bank of America NA, 06/01/12+                 NR/A1+          1,700,000
    1,200,000     Illinois State Development Finance Authority Pollution Control Revenue
                    Bond, A. E. Staley Mfg. Co. Project, 1.050%, 08/04/04, Letter of Credit -
                    Rabobank International, 12/01/05+                                                  P1/NR           1,200,000
    3,800,000     Illinois State Educational Facilities Authority Revenue Bond, Columbia
                    College - Chicago, 1.080%, 08/04/04, Letter of Credit - Harris Trust &
                    Savings Bank, 06/01/30+                                                            NR/A1+          3,800,000
    2,800,000     Illinois State Educational Facilities Authority Revenue Bond, National
                    Louis University, Series 1999A, 1.110%, 08/05/04, Letter of Credit -
                    American National Bank & Trust, 06/01/29+                                          NR/A1+          2,800,000
    1,500,000     Illinois State Health Facilities Authority Revenue Bond, Decatur Memorial
                    Hospital Project, Series 1996A, 1.070%, 08/04/04, MBIA Insured,
                    SPA-Northern Trust Co., 11/15/24+                                                VMIG1/A1+         1,500,000
    3,620,000     Illinois State Housing Development Authority Revenue Bond, Homeowner
                    Management, Series 2004B-2, AMT, 1.040%, Mandatory Put 04/01/05, 02/01/06        VMIG1/A1+         3,620,000
    4,425,000     Illinois State Housing Development Authority Revenue Bond, Illinois Center
                    Apartments, 1.070%, 08/04/04, Credit Support - Freddie Mac, 01/01/08+              NR/A1+          4,425,000
    2,600,000     Joliet Regional Port District Revenue Bond, Exxon Mobil Corp. Project,
                    1.040%, 08/02/04, 10/01/24+                                                        P1/A1+          2,600,000
                  TOTAL ILLINOIS                                                                                    ------------
                                                                                                                      26,145,000
                                                                                                                    ------------
                  INDIANA - 5.3%
    2,600,000     Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                    Clarian Health Partners Inc., Series 1996C, 1.080%, 08/04/04, SPA - NBD
                    Bank, 02/15/26+                                                                VMIG1/A1+/F1+       2,600,000
    1,500,000     Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                    Clarian Health Partners Inc., Series 2000C, 1.080%, 08/04/04, SPA -
                    Westdeutsche Landesbank, 03/01/30+                                              VMIG1/A1+/F1       1,500,000
    5,000,000     Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                    Health Credit Group, Series 2001A-1, 1.730%, 07/05/05, 11/15/36+                 VMIG1/A1+         5,000,000

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      CREDIT
        PRINCIPAL                                                                                     RATINGS            MARKET
          AMOUNT                                                                                    (UNAUDITED)*         VALUE **
        ---------                                                                                   ----------          --------
                  SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

                  INDIANA (CONTINUED)
   $1,000,000     Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                    Health Credit Group, Series 2001A-3, 1.050%, 03/01/05, 11/15/36+                 VMIG1/A1+      $  1,000,000
                                                                                                                    ------------
                  TOTAL INDIANA                                                                                       10,100,000
                                                                                                                    ------------
                  KANSAS - 2.4%
    1,000,000     Kansas State Department of Transportation Revenue Bond, Highway
                    Improvement, Series 2000B-1, 1.080%, 08/02/04, Liquidity Provider -
                    Pooled Money Investment Board, 09/01/20+                                       VMIG1/A1+/F1+       1,000,000
    3,625,000     Kansas State Department of Transportation Revenue Bond, Highway
                    Improvement, Series 2000B-2, 1.080%, 08/02/04, Liquidity Provider -
                    Pooled Money Investment Board, 09/01/20+                                       VMIG1/A1+/F1+       3,625,000
                                                                                                                    ------------
                  TOTAL KANSAS                                                                                         4,625,000
                                                                                                                    ------------
                  KENTUCKY - 2.1%
    1,200,000     Breckinridge County Lease Program Revenue Bond, Kentucky Association
                    Counties Leasing Trust, Series 2001A, 1.080%, 08/04/04, Letter of Credit
                    - US Bank NA, 02/01/31+                                                         VMIG1/NR/F1+       1,200,000
      870,000     Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark Tissue
                    Project, AMT, 1.130%, 08/04/04, 08/01/29+                                          NR/A1+            870,000
    2,000,000     Kentucky Asset Liability Commission General Fund Tax & Anticipation Revenue
                    Notes, Series 2004A, 3.000%, 06/29/05                                          MIG1/SP1+/F1+       2,025,974
                                                                                                                    ------------
                  TOTAL KENTUCKY                                                                                       4,095,974
                                                                                                                    ------------
                  LOUISIANA - 1.1%
    2,000,000     Louisiana State Public Facilities Authority Revenue Bond, Tiger Athletic
                    Foundation Project, 1.130%, 08/05/04, Letter of Credit - Hibernia
                    National Bank, 09/01/34+                                                        VMIG1/NR/F1        2,000,000
                                                                                                                    ------------
                  MARYLAND - 0.3%
      600,000     Northeast Maryland Waste Disposal Authority Resource Recovery Revenue Bond,
                    Harford County Resource, 0.990%, 08/04/04, AMBAC Insured, SPA - Credit
                    Local de France, 01/01/08+                                                       VMIG1/A1+           600,000
                                                                                                                    ------------
                  MASSACHUSETTS - 4.9%
    1,200,000     Massachusetts State Development Finance Agency Revenue Bond, Boston
                    University, Series 2002R-4, 1.070%, 08/02/04, Credit Support - Boston
                    University, SPA - Societe Generale, 10/01/42+                                    VMIG1/A1+         1,200,000
    2,000,000     Massachusetts State Industrial Finance Agency Revenue Bond, Orchard Cove
                    Inc. Project, Series 1996B, 1.070%, 08/04/04, Letter of Credit - Fleet
                    National Bank, 05/01/26+                                                           NR/A1+          2,000,000
    2,000,000     Massachusetts State Water Reserve Authority Commercial Paper Revenue Notes,
                    1.100%, Letter of Credit - State Street Bank, 08/03/04                           VMIG1/A1+         2,000,000
    4,200,000     Massachusetts State Water Resource Authority Commercial Paper Revenue
                    Notes, 1.070%, Letter of Credit - State Street Bank, 08/04/04                    P1/A1+/F1+        4,200,000
                                                                                                                    ------------
                  TOTAL MASSACHUSETTS                                                                                  9,400,000
                                                                                                                    ------------
                  MICHIGAN - 2.9%
    4,000,000     Michigan State Housing Development Authority Limited Obligation Revenue
                    Bond, Laurel Valley Project, 1.150%, 08/04/04, Letter of Credit - Bank
                    One Michigan, 12/01/07+                                                           VMIG1/NR         4,000,000
    1,500,000     Wayne Charter County Michigan Airport Revenue Bond, Detroit Metro Wayne
                    County, Series 2002A, AMT, 1.100%, 08/04/04, FGIC Insured, 12/01/32+             VMIG1/A1+         1,500,000
                                                                                                                    ------------
                  TOTAL MICHIGAN                                                                                       5,500,000
                                                                                                                    ------------
                  MISSISSIPPI - 1.6%
    3,000,000     Mississippi State Capital Improvement General Obligation Unlimited Revenue
                    Bond, Series 2003E, 1.060%, 08/04/04, SPA - Dexia Credit Local, 11/01/23+      VMIG1/A1+/F1+       3,000,000
                                                                                                                    ------------

                  NEVADA - 1.1%
    2,000,000     Clark County Improvement District Special Assessment Bond, Special
                    Improvement 128, Summerlin Centre Project, Series 2001A, 1.120%,
                    08/02/04, Letter of Credit - Bayerische Hypo - und Vereinsbank AG,
                    02/01/21+                                                                       VMIG1/NR/F1        2,000,000
                                                                                                                    ------------

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      CREDIT
        PRINCIPAL                                                                                     RATINGS           MARKET
          AMOUNT                                                                                    (UNAUDITED)*        VALUE **
        ---------                                                                                   ----------         --------
                  SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

                  NEW HAMPSHIRE - 1.0%
   $2,000,000     New Hampshire State Higher Education & Health Facilities Authority Revenue
                    Bond, New England Inc., Series 1985B, 1.090%, 08/04/04, AMBAC Insured,
                    SPA - Bank of New York, 12/01/25+                                                  NR/A1+       $  2,000,000
                                                                                                                    ------------
                  NEW YORK - 5.4%
    1,000,000     New York City Municipal Water Financial Authority Revenue Bond, Water &
                    Sewer System, Series 1993C, 1.070%, 08/02/04, FGIC Insured, 06/15/23+            VMIG1/A1+         1,000,000
      740,000     New York City Transitional Finance Authority Revenue Bond, Future Tax
                    Secured, Subseries 1999B-3, 1.080%, 08/04/04, Liquidity Facility - Bank
                    One NA, 11/01/28+                                                              VMIG1/A1+/F1+         740,000
    1,700,000     New York City Transitional Finance Authority Revenue Bond, Future Tax
                    Secured, Subseries 2002C-4, 1.080%, 08/02/04, SPA - Landesbank Hessen
                    Thurigen, 08/01/31+                                                            VMIG1/A1+/F1+       1,700,000
    1,200,000     New York City Trust, Cultural Research Revenue Bond, Alvin Ailey Dance
                    Foundation, 1.020%, 08/04/04, Letter of Credit - Citibank NA, 07/01/33+          VMIG1/A1+
    3,185,000     New York State Job Development Authority Revenue Bond, Series 1989A1-A42,                            1,200,000
                    AMT, 1.120%, 08/02/04, SPA - Bayerische Landesbank,  Morgan Guaranty
                    Trust, 03/01/05+                                                                  VMIG1/NR         3,185,000
    1,400,000     New York State Job Development Authority Revenue Bond, Series 1989B1-B21,
                    AMT, 1.120%, 08/02/04, SPA - Bayerische Landesbank, Morgan Guaranty
                    Trust, 03/01/05+                                                                  VMIG1/NR         1,400,000
    1,100,000     New York State Local Government Assistance Corp. Revenue Bond, Series
                    1995G, 1.040%, 08/04/04, Letter of Credit - Bank of Nova Scotia, 04/01/25+        VMIG1/A1         1,100,000
                                                                                                                    ------------
                  TOTAL NEW YORK                                                                                      10,325,000
                                                                                                                    ------------
                  NORTH CAROLINA - 4.2%
    1,000,000     Durham Public Improvement General Obligation Unlimited Revenue Bond,
                    1.090%, 08/05/04, SPA - Wachovia Bank of NC, 02/01/10+                            VMIG1/A1         1,000,000
    2,000,000     East Carolina University Athletic Department Revenue Bond, Dowdy-Ficklen
                    Stadium Project, 1.120%, 08/04/04, Letter of Credit - Wachovia Bank,
                    05/01/17+                                                                         VMIG1/A1         2,000,000
    1,100,000     Greensboro Public Improvement General Obligation Unlimited Revenue Bond,
                    Series 1994B, 1.070%, 08/04/04, SPA - Wachovia Bank of NC, 04/01/08+              VMIG1/A1
    1,000,000     North Carolina State Educational Facilities Finance Agency Revenue Bond,                             1,100,000
                    Elon College, 1.080%, 08/04/04, Letter of Credit - Bank of America NA,
                    01/01/19+                                                                        VMIG1/A1+         1,000,000
    3,000,000     North Carolina State General Obligation Unlimited Revenue Bond, Series
                    2002F, 0.980%, 08/04/04, SPA - Landesbank Baden - Wurttemberg, 06/01/19+       VMIG1/A1+/F1+       3,000,000
                                                                                                                    ------------
                  TOTAL NORTH CAROLINA                                                                                 8,100,000
                                                                                                                    ------------
                  NORTH DAKOTA - 1.4%
    1,000,000     Grand Forks Health Care Facilities Revenue Bond, United Hospital Obligation
                    Group Project, Series 1996A, 1.120%, 08/02/04, Letter of Credit - LaSalle
                    National Bank, 12/01/25+                                                          VMIG1/NR         1,000,000
    1,650,000     Grand Forks Hospital Facilities Revenue Bond, United Hospital Obligation
                    Group Project, 1.120%, 08/02/04, Letter of Credit - LaSalle National
                    Bank, 12/01/16+                                                                   VMIG1/NR         1,650,000
                                                                                                                    ------------
                  TOTAL NORTH DAKOTA                                                                                   2,650,000
                                                                                                                    ------------
                  OHIO - 2.0%
    3,785,000     Cuyahoga County Hospital Revenue Bond, University Hospital of Cleveland,
                    1.080%, 08/02/04, Letter of Credit - Chase Manhattan Bank, 01/01/16+              VMIG1/NR         3,785,000
                                                                                                                    ------------
                  OREGON - 3.1%
    1,000,000     Oregon State Housing & Community Service Department Revenue Bond, Single
                    Family Mortgage Program, Series 2004E, AMT, 1.210%, 05/05/05, 07/01/29+           VMIG1/NR         1,000,000
    5,000,000     Oregon State Tax Anticipation Notes, 2.250%, 11/15/04                            MIG1/SP1+/F1+       5,016,906
                                                                                                                    ------------
                  TOTAL OREGON                                                                                         6,016,906
                                                                                                                    ------------
                  PENNSYLVANIA - 9.2%
    3,600,000     Montgomery County Industrial Development Authority Pollution Control
                    Commercial Paper Revenue Bond, 1.100%, 08/19/04                                    P1/A1           3,600,000
    2,000,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                    Bond, Series 1997A, AMT, 1.150%, 08/04/04, AMBAC Insured, SPA - Dexia
                    Bank, 03/01/27+                                                                  VMIG1/A1+         2,000,000
    2,500,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                    Bond, Series 2001A, AMT, 1.150%, 08/04/04, AMBAC Insured, SPA - Lloyds
                    TSB Bank, 06/01/31+                                                              VMIG1/A1+         2,500,000

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      CREDIT
        PRINCIPAL                                                                                     RATINGS            MARKET
          AMOUNT                                                                                    (UNAUDITED)*         VALUE **
        ---------                                                                                   ----------          --------
                  SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

                  PENNSYLVANIA (CONTINUED)
   $3,500,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                    Bond, Series 2002A, AMT, 1.150%, 08/04/04, FSA Insured, 06/01/25+                VMIG1/A1+      $  3,500,000
    2,000,000     Pennsylvania State Higher Education Assistance Agency Student Loan Revenue
                    Bond, Series 2003A-1, AMT, 1.150%, 08/04/04, AMBAC Insured, SPA - Dexia                            2,000,000
                    Bank, 01/01/19+                                                                  VMIG1/A1+
    2,500,000     Philadelphia School District General Obligation Unlimited Revenue Bond,
                    Subseries 2004B-4, 1.125%, 08/06/04, FGIC Insured, 09/01/30+                       NR/NR           2,500,000
    1,500,000     Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.050%,
                    08/04/04, AMBAC Insured, SPA - KBC Bank NV, 08/01/27+                           VMIG1/A1/F1        1,500,000
                                                                                                                    ------------
                  TOTAL PENNSYLVANIA                                                                                  17,600,000
                                                                                                                    ------------

                  SOUTH CAROLINA - 4.1%
    2,600,000     South Carolina State Educational Facilities Authority Revenue Bond, Furman
                    University Project, Series 1996B, 1.090%, 08/05/04, MBIA Insured, SPA -
                    Wachovia Bank of SC, 10/01/26+                                                  VMIG1/NR/F1+       2,600,000
    2,645,000     South Carolina State Housing Finance & Development Authority Revenue Bond,
                    Multi-Family Greenville Housing Project, Series 2001A, 1.080%, 08/05/04,
                    Credit Support - Freddie Mac, 08/01/31+                                            NR/A1+          2,645,000
    2,550,000     South Carolina State Jobs Economic Development Authority Health Facilities
                    Revenue Bond, The Methodist Home Project, 1.130%, 08/05/04, Letter of
                    Credit - Bank of America NA, 12/01/14+                                             NR/A1+          2,550,000
                                                                                                                    ------------
                  TOTAL SOUTH CAROLINA                                                                                 7,795,000
                                                                                                                    ------------

                  TENNESSEE - 5.5%
      700,000     Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                    Tennessee Municipal Bond Fund, 1.080%, 08/05/04, Letter of Credit - Bank
                    of America NA, 06/01/29+                                                          VMIG1/NR           700,000
    7,550,000     Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                    Arbors of Harbor Town Project, 1.100%, 08/04/04, Credit Support -
                    Northwestern Mutual Life Insurance Co., 04/01/13+                                  NR/A1+          7,550,000
    1,000,000     Metropolitan Government Nashville & Davidson County Tennessee Health &
                    Educational Facilities Board Revenue Bond, Ascension Health Credit Group,
                    Series 2001B-2, 1.200%, 01/04/05, 11/15/31+                                    VMIG1/A1+/F1+       1,000,000
    1,300,000     Montgomery County Public Building Authority Pooled Financing Revenue Bond,
                    Tennessee County Loan Pool, 1.130%, 08/02/04, Letter of Credit - Bank of
                    America NA, 04/01/32+                                                             VMIG1/NR         1,300,000
                                                                                                                    ------------
                  TOTAL TENNESSEE                                                                                     10,550,000
                                                                                                                    ------------
                  TEXAS - 6.4%
    2,000,000     Gulf Coast Waste Disposal Authority Pollution Control Revenue Bonds, Exxon
                    Mobil Corp. Project, Series 1995, 1.040%, 08/02/04, 06/01/20+                    VMIG1/A1+         2,000,000
    1,300,000     Lower Neches Valley Authority Industrial Development Revenue Bond, Mobil
                    Oil Refining Corp. Project, Series 1999, AMT, 1.110%, 08/02/04, 04/01/29+          P1/A1+          1,300,000
    2,000,000     San Antonio Water System Commercial Paper Revenue Notes, Series 2003A,
                    1.120%, 09/02/04                                                                 VMIG1/A1+         2,000,000
    7,000,000     Texas State Tax & Revenue Anticipation Notes, 2.000%, 08/31/04                   MIG1/SP1+/F1+
                                                                                                                       7,004,761
                                                                                                                    ------------
                  TOTAL TEXAS                                                                                         12,304,761
                                                                                                                    ------------
                  VIRGINIA - 1.1%
    1,325,000     Capital Region Airport Commission Airport Revenue Bond, Richmond
                    International Airport Project, Series 1995B, 1.080%, 08/04/04, AMBAC
                    Insured, SPA - Dexia Public Finance Bank, 07/01/25+                              VMIG1/A1+         1,325,000
      845,000     Norfolk Industrial Development Authority Industrial Development Revenue
                    Bond, James Barry-Robinson Institute, 1.080%, 08/05/04, Letter of Credit
                    - Bank of America NA, 10/01/06+                                                    NR/A1+            845,000
                                                                                                                    ------------
                  TOTAL VIRGINIA                                                                                       2,170,000
                                                                                                                    ------------
                  WASHINGTON - 7.7%
    1,405,000     Port Bellingham Industrial Development Corp. Industrial Revenue Bond,
                    Sauder Woodcraft Corp. Project, 1.130%, 08/04/04, Letter of Credit - Bank
                    of America National Trust & Savings, 12/01/14+                                     Aa1/NR          1,405,000


THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                      CREDIT
        PRINCIPAL                                                                                     RATINGS            MARKET
          AMOUNT                                                                                    (UNAUDITED)*         VALUE **
        ---------                                                                                   ----------          --------
                  SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)

                  WASHINGTON (CONTINUED)
   $2,700,000     Washington State Housing Finance Commission Revenue Bond, Nikkei Manor
                    Project, 1.080%, 08/04/04, Letter of Credit - Bank of America National
                    Trust & Savings, 10/01/21+                                                         Aa1/NR       $  2,700,000
    1,830,000     Washington State Motor Vehicle Tax General Obligation Unlimited Revenue
                    Bond, Series 2004E, 3.000%, AMBAC Insured, 01/01/05                               Aaa/AAA
    2,440,000     Washington State Public Power Supply System Revenue Bond, Nuclear Project                            1,844,194
                    No. 3, Series 1993, 3A-3, 1.070%, 08/04/04, Letter of Credit - Morgan
                    Guaranty Trust, 07/01/18+                                                        VMIG1/A1+         2,440,000
    6,330,000     Washington State Various Purpose General Obligation Unlimited Revenue Bond,
                    Series 2004D, 3.000%, AMBAC Insured, 01/01/05                                     Aaa/AAA          6,379,096

                                                                                                                    ------------
                  TOTAL WASHINGTON                                                                                    14,768,290
                                                                                                                    ------------

                  WEST VIRGINIA - 1.1%
    2,100,000     West Virginia State Hospital Finance Authority Hospital Revenue Bond, VHA
                    Mid-Atlantic, Series 1985H, 1.090%, 08/04/04, AMBAC Insured, SPA - Bank
                    of New York, 12/01/25+                                                             NR/A1+          2,100,000
                                                                                                                    ------------

                  WISCONSIN - 0.4%
      800,000     Wisconsin State Health & Educational Facilities Authority Revenue Bond,
                    Wheaton Franciscan Services, 1.080%, 08/05/04, Letter of Credit - US Bank
                    Trust NA, 08/15/16+                                                              VMIG1/A1+           800,000
                                                                                                                    ------------
                  TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS                                                             190,870,931
                                                                                                                    ------------

TOTAL INVESTMENTS (Cost $190,870,931)                                                                 99.8%          190,870,931

OTHER ASSETS AND LIABILITIES (NET)                                                                     0.2               420,479
                                                                                                     -----          ------------

NET ASSETS                                                                                           100.0%         $191,291,410
                                                                                                     =====          ============


 -----------------
+    Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.
** Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.
         ---------

THE TREASURER'S FUND
U.S. TREASURY MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS - JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

        PRINCIPAL                                                                                                       MARKET
          AMOUNT                                                                                                        VALUE *
        ---------                                                                                                       --------
                  U.S. GOVERNMENT OBLIGATIONS - 46.0%

                  U.S. TREASURY BILLS - 46.0%
   $25,000,000    U.S. Treasury Bills, 1.039% to 1.269%++, 08/26/04 to 09/30/04                                      $24,974,139
                                                                                                                     -----------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS                                                                   24,974,139
                                                                                                                     -----------

                  REPURCHASE AGREEMENTS - 54.1%
    10,900,000    ABN Amro, 1.300%, dated 07/30/04, due 08/02/04, proceeds at maturity, $10,901,181 (a)               10,900,000
     7,620,583    Bear Stearns & Co. Inc., 1.300%, dated 07/30/04, due 08/02/04, proceeds at maturity,
                    $7,621,409 (b)                                                                                     7,620,583
    10,900,000    UBS Securities LLC, 1.300%, dated 07/30/04, due 08/02/04, proceeds at maturity,
                    $10,901,181 (c)                                                                                   10,900,000
                                                                                                                     -----------
                  TOTAL REPURCHASE AGREEMENTS                                                                         29,420,583
                                                                                                                     -----------

TOTAL INVESTMENTS (Cost $54,394,722)                                                                 100.1%           54,394,722

OTHER ASSETS AND LIABILITIES (NET)                                                                    (0.1)              (62,349)
                                                                                                     -----           -----------

NET ASSETS                                                                                           100.0%          $54,332,373
                                                                                                     =====           ===========

 -----------------

(a) Collateralized by U.S. Treasury Notes, 5.875%, due 11/15/04, market value $11,118,718.
(b) Collateralized by U.S. Treasury Bonds, 12.00%, due 08/15/13, market value $7,843,846.
(c) Collateralized by U.S. Treasury Notes, 6.375%, due 08/15/27, market value $11,118,000.
++   Represents annualized yield at date of purchase.
* Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE TREASURER'S FUND, INC.
             -------------------------------------------------------------------
By (Signature and Title)*  /s/  BRUCE N.  ALPERT
                          ------------------------------------------------------
                                Bruce N. Alpert, Principal Executive Officer


Date              SEPTEMBER 21, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/  BRUCE N.  ALPERT
                         -------------------------------------------------------
                                Bruce N. Alpert, Principal Executive Officer &
                                Principal Financial Officer


Date              SEPTEMBER 21, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.